INTANGIBLE	12 Months Ended
Dec. 31, 2022
INTANGIBLE
INTANGIBLE
16.	INTANGIBLE
16.1.	Goodwill and intangible assets with indefinite useful lives

	December 31,	December 31,
	2022	2021
Facepa	119,332	119,332
Fibria	7,897,051	7,897,051
Other (1)	3,405	3,216
	8,019,788	8,019,599

1)	Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.

The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.

Goodwill is allocated to cash-generating units as presented in Note 29.4.

The calculation of the value in use of non-financial assets is performed annually using the discounted cash flow method. In 2022, the Company used the strategic plan and the annual budget with projected increases to 2027 and the average rate in perpetuity of the cash generating units considering a nominal rate of 3.3% p.a. from this date, based on historical information for previous years, economic and financial projections from each specific market in which the Company has operations, and additionally include official information disclosed by independent institutions and government agencies.

The discount rate, after taxes, adopted by Management was 8.7% p.a., calculated based on the weighted average cost of capital (“WACC”). The assumptions in the table set forth below were also adopted:

Net average pulp price – Foreign market (US$/t)	668.6
Net average pulp price – Internal market (US$/t)	600.6
Average exchange rate (R$/US$)	5.19
Discount rate (pos-tax)	8.7% p.a.
Discount rate (pre-tax).	12.09% p.a

The recoverability of property, plant and equipment was tested in 2021 and no impairment loss was identified.

16.2.	Intangible assets with limited useful lives

		December 31,	December 31,
		2022	2021
Opening balance		8,014,740	8,741,949
Additions		90,499	285,278
Write-offs		(51)
Amortization		(966,796)	(973,516)
Transfers and others		34,791	(38,971)
Closing balance		7,173,183	8,014,740

Represented by	Average rate %
Non-competition agreements	5.00 and 46.10	5,128	5,394
Port concessions (1)	4.30	554,832	199,658
Lease agreements	16.90	14,374	21,873
Supplier agreements	12.90	55,554	70,368
Port service contracts	4.20	579,289	609,283
Cultivars	14.30	61,176	81,568
Trademarks and patents	10.00	10,935	14,071
Customer portfolio	9.10	5,746,860	6,567,840
Supplier agreements	17.60	21,427	31,993
Software	20.00	113,946	121,312
Others (1)	3.72	9,662	291,380
		7,173,183	8,014,740

1)The variation refers mainly to the commencement of operations of the Porto of Itaqui, in São Luís, Maranhão.